Securities Act File No. 333-154723

As filed with the Securities and Exchange Commission June 24, 2009

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    |X|
Pre-Effective Amendment No.        |_|
Post-Effective Amendment No. 1    |X|

SECURITY INCOME FUND
(Exact Name of Registrant as Specified in Charter)

One Security Benefit Place, Topeka, Kansas 66636-0001
(Address of Principal Executive Offices) (Zip Code)

(785) 438-3000
(Registrant's Area Code and Telephone Number)

Amy J. Lee
Security Investors, LLC
One Security Benefit Place
Topeka, Kansas 66636-0001
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:

This filing is effective immediately pursuant to Rule 488 under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

PART C

OTHER INFORMATION

Item 16.	Exhibits
  Articles of Incorporation(a)

  Bylaws(b)

  Not Applicable

  Form of Plan of Reorganization(c)

  Certificate of Designation of Series and Classes of Common Stock(d)

  Investment Advisory Contract(e)

    Distribution Agreement(f)
    Class B Distribution Agreement(f)
    Class C Distribution Agreement(f)
    Institutional Class Distribution Agreement(l)
    Underwriter-Dealer Agreement(g)

  N/A

  Custodian Agreement - UMB Bank, N.A.(h)

    Class A Distribution Plan(i)
    Class B Distribution Plan(i)
    Class C Distribution Plan(i)
    Shareholder Service Agreement(i)
    Security Funds Multiple Class Plan(j)

  Opinion of Counsel(m)

  Opinion and Consent of Counsel Supporting Tax Matters and Consequences

    Fund Accounting and Administration Agreement(k)
    Transfer Agency Agreement(l)
    Expense Limitation Agreement (Security Diversified Income Fund)(h)

  Consent of Independent Registered Public Accounting Firm(m)

  Not Applicable

  Powers of Attorney(m)

  Not Applicable

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 89 to Registration Statement No. 2-38414 (filed August 18, 2008).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 87 to Registration Statement No. 2-38414 (filed February 21, 2008).

  See Appendix A to the Proxy Statement/Prospectus.

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 67 to Registration Statement No. 2-38414 (filed May 1, 2000).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 90 to Registration Statement No. 2-38414 (filed October 20, 2008).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 75 to Registration Statement No. 2-38414 (filed January 16, 2004).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 70 to Registration Statement No. 2-38414 (filed April 12, 2001).

  Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 106 to Registration Statement No. 2-19458 (filed April 25, 2008).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 71 to Registration Statement No. 2-38414 (filed January 11, 2002).

  Incorporated herein by reference to the Exhibits filed with Security Equity Fund's Post-Effective Amendment No. 93 to Registration Statement No. 2-19458 (filed November 15, 2002).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 85 to Registration Statement No. 2-38414 (filed April 28, 2006).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Post-Effective Amendment No. 88 to Registration Statement No. 2-38414 (filed April 30, 2008).

  Incorporated herein by reference to the Exhibits filed with the Registrant's Initial Registration Statement No. 333-154723 on Form N-14 as filed on October 24, 2008.
Item 17.	Undertakings
  The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act (17 CFR 230.145(c)), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

  The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

  The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this registration statement that contains an opinion of counsel supporting the tax matters discussed in this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Topeka and State of Kansas on the 24th day of June, 2009.

SECURITY INCOME FUND

By:	RICHARD M. GOLDMAN
Richard M. Goldman President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the 24th day of June, 2009.

Donald A. Chubb, Jr. Director Harry W. Craig, Jr. Director Jerry B. Farley Director Penny A. Lumpkin Director Maynard Oliverius Director	SECURITY INCOME FUND

	By:	RICHARD M. GOLDMAN
Richard M. Goldman, as President, Director and Chairman of the Board, and as Attorney-In-Fact for the Officers and Directors whose names appear opposite

BRENDA M. HARWOOD
Brenda M. Harwood, Treasurer (principal financial officer)

EXHIBIT INDEX

  Tax Opinion